Common Stock - Schedule of Warrant and Options Outstanding and Exercisable (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	May 14, 2018	Mar. 29, 2018	Dec. 07, 2017
Warrant outstanding	2,356,500	1,000,000
Class A Warrant [Member]
Warrant outstanding	1,000,000	1,000,000
Warrant exercise price	$ 0.50	$ 0.50			$ 0.50
Remaining Term	18 months	24 months
Class B Warrant [Member]
Warrant outstanding	1,356,500
Warrant exercise price	$ 1.20		$ 1.20	$ 1.20
Class B Warrant [Member] | Minimum [Member]
Remaining Term	18 months
Class B Warrant [Member] | Maximum [Member]
Remaining Term	24 months